Vessel Revenue, net and Voyage Expenses, Revenue from Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customers Accounting for More than 10 Percent of Revenues [Member]
Revenues [Abstract]
Concentration risk percentage	100.00%	91.00%
Customer A [Member]
Revenues [Abstract]
Concentration risk percentage	22.00%	14.00%
Customer B [Member]
Revenues [Abstract]
Concentration risk percentage	16.00%	0.00%
Customer C [Member]
Revenues [Abstract]
Concentration risk percentage	16.00%	0.00%
Customer D [Member]
Revenues [Abstract]
Concentration risk percentage	16.00%	26.00%
Customer E [Member]
Revenues [Abstract]
Concentration risk percentage	15.00%	0.00%
Customer F [Member]
Revenues [Abstract]
Concentration risk percentage	15.00%	14.00%
Customer G [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	37.00%